Note 6 Main margins and profit by operating segments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
income by operating segment [Line Items]
Interest income	€ (23,015)	€ (22,389)		€ (27,762)
Gross profit	21,066	20,166		21,522
Profit (loss) before tax	7,247	5,248		7,046
Profit (loss), attributable to owners of parent	4,653	1,305		3,512
Group BBVA [Member]
income by operating segment [Line Items]
Interest income	(14,686)	(14,592)	[1]	(15,789)	[1]
Gross profit	21,066	20,166	[1]	21,522	[1]
Operating income by operating segment	11,536	11,079	[1]	11,368	[1]
Profit (loss) before tax	7,247	5,248	[1]	7,046	[1]
Profit or loss after tax from discontinued operations operating segments	280	(1,729)	[1]	(758)	[1]
Profit (loss), attributable to owners of parent	4,653	1,305	[1]	3,512	[1]
SPAIN
income by operating segment [Line Items]
Interest income	(3,502)	(3,566)	[1]	(3,585)	[1]
Gross profit	5,925	5,567	[1]	5,674	[1]
Operating income by operating segment	2,895	2,528	[1]	2,420	[1]
Profit (loss) before tax	2,122	823	[1]	1,896	[1]
Profit or loss after tax from discontinued operations operating segments	0	0	[1]	0	[1]
Profit (loss), attributable to owners of parent	1,581	652	[1]	1,436	[1]
MEXICO
income by operating segment [Line Items]
Interest income	(5,836)	(5,415)	[1]	(6,209)	[1]
Gross profit	7,603	7,025	[1]	8,034	[1]
Operating income by operating segment	4,944	4,680	[1]	5,383	[1]
Profit (loss) before tax	3,528	2,475	[1]	3,690	[1]
Profit or loss after tax from discontinued operations operating segments	0	0	[1]	0	[1]
Profit (loss), attributable to owners of parent	2,568	1,761	[1]	2,698	[1]
TURKEY
income by operating segment [Line Items]
Interest income	(2,370)	(2,783)	[1]	(2,814)	[1]
Gross profit	3,422	3,573	[1]	3,590	[1]
Operating income by operating segment	2,414	2,544	[1]	2,375	[1]
Profit (loss) before tax	1,953	1,522	[1]	1,341	[1]
Profit or loss after tax from discontinued operations operating segments	0	0	[1]	0	[1]
Profit (loss), attributable to owners of parent	740	563	[1]	506	[1]
South America [Member]
income by operating segment [Line Items]
Interest income	(2,859)	(2,701)	[1]	(3,196)	[1]
Gross profit	3,162	3,225	[1]	3,850	[1]
Operating income by operating segment	1,661	1,853	[1]	2,276	[1]
Profit (loss) before tax	961	896	[1]	1,396	[1]
Profit or loss after tax from discontinued operations operating segments	0	0	[1]	0	[1]
Profit (loss), attributable to owners of parent	491	446	[1]	721	[1]
Rest of business [Member]
income by operating segment [Line Items]
Interest income	(281)	(291)	[1]	(236)	[1]
Gross profit	741	839	[1]	728	[1]
Operating income by operating segment	291	372	[1]	249	[1]
Profit (loss) before tax	314	280	[1]	222	[1]
Profit or loss after tax from discontinued operations operating segments	0	0	[1]	0	[1]
Profit (loss), attributable to owners of parent	254	222	[1]	184	[1]
Corporate center [Member]
income by operating segment [Line Items]
Interest income	(163)	(164)	[1]	(252)	[1]
Gross profit	212	(63)	[1]	(353)	[1]
Operating income by operating segment	(668)	(898)	[1]	(1,336)	[1]
Profit (loss) before tax	(1,632)	(748)	[1]	(1,499)	[1]
Profit or loss after tax from discontinued operations operating segments	280	(1,729)	[1]	(758)	[1]
Profit (loss), attributable to owners of parent	€ (980)	€ (2,339)	[1]	€ (2,032)	[1]

[1]	(*) The figures of the Operating Segments corresponding to 2020 and 2019 have been restated.